Contingent Payment - Summary of Contingent Payment (Detail) $ in Millions	9 Months Ended
Sep. 30, 2020 CAD ($)
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent Payment, Beginning of Year	$ 143
Re-measurement	(97)
Contingent Payment, End of Year	46
Less: Current Portion	20
Long-Term Portion	$ 26